Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014 day year	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Allowance for loan losses
Balance at beginning of period	866	869	916	869	922
Change in scope of consolidation	0	0	0	0	0
Net movements recognized in statements of operations	22	30	49	52	69
Gross write-offs	(92)	(46)	(99)	(138)	(153)
Recoveries	19	10	29	29	36
Net write-offs	(73)	(36)	(70)	(109)	(117)
Provisions for interest	3	5	6	8	13
Foreign currency translation impact and other adjustments, net	3	(2)	(1)	1	13
Balance at end of period	821	866	900	821	900
Allowance for loan losses
Balance at end of period	821	866	900	821	900
of which individually evaluated for impairment	613	653	676	613	676
of which collectively evaluated for impairment	208	213	224	208	224
Gross loans held at amortized cost
Gross loans held at amortized cost	235,575	231,649	227,606	235,575	227,606	228,557
of which individually evaluated for impairment	1,472	1,499	1,673	1,472	1,673
of which collectively evaluated for impairment	234,103	230,150	225,933	234,103	225,933
Loans held at amortized cost
Purchases	1,000	434	423	1,434	2,115
Reclassifications from loans held-for-sale	165	23	62	188	106
Reclassifications to loans held-for-sale	334	76	132	410	308
Sales	11	53	70	64	187
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	603	602	631	602	634
Change in scope of consolidation	0	0	0	0	0
Net movements recognized in statements of operations	2	13	34	15	33
Gross write-offs	(64)	(20)	(72)	(84)	(93)
Recoveries	15	5	22	20	24
Net write-offs	(49)	(15)	(50)	(64)	(69)
Provisions for interest	3	4	6	7	11
Foreign currency translation impact and other adjustments, net	2	(1)	(3)	1	9
Balance at end of period	561	603	618	561	618
Allowance for loan losses
Balance at end of period	561	603	618	561	618
of which individually evaluated for impairment	403	440	447	403	447
of which collectively evaluated for impairment	158	163	171	158	171
Gross loans held at amortized cost
Gross loans held at amortized cost	97,352	95,924	96,330	97,352	96,330	96,087
of which individually evaluated for impairment	859	939	1,066	859	1,066
of which collectively evaluated for impairment	96,493	94,985	95,264	96,493	95,264
Loans held at amortized cost
Purchases	982	423	423	1,405	2,115
Reclassifications from loans held-for-sale	165	23	62	188	106
Reclassifications to loans held-for-sale	334	76	132	410	308
Sales	11	53	70	64	187
Consumer
Allowance for loan losses
Balance at beginning of period	263	267	285	267	288
Change in scope of consolidation	0	0	0	0	0
Net movements recognized in statements of operations	20	17	15	37	36
Gross write-offs	(28)	(26)	(27)	(54)	(60)
Recoveries	4	5	7	9	12
Net write-offs	(24)	(21)	(20)	(45)	(48)
Provisions for interest	0	1	0	1	2
Foreign currency translation impact and other adjustments, net	1	(1)	2	0	4
Balance at end of period	260	263	282	260	282
Allowance for loan losses
Balance at end of period	260	263	282	260	282
of which individually evaluated for impairment	210	213	229	210	229
of which collectively evaluated for impairment	50	50	53	50	53
Gross loans held at amortized cost
Gross loans held at amortized cost	138,223	135,725	131,276	138,223	131,276	132,470
of which individually evaluated for impairment	613	560	607	613	607
of which collectively evaluated for impairment	137,610	135,165	130,669	137,610	130,669
Loans held at amortized cost
Purchases	18	11	0	29	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0